Related Party Transactions - Schedule of Borrowings of Repayment of Loans from Related Parties (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Shanghai Xinhui [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	¥ 9,500,000	¥ 28,100,000
Repayment of Borrowings to related parties	(8,661,984)	(28,390,200)
Botao Ma [Member]
Related Party Transaction [Line Items]
Borrowings from related parties		400,000
Repayment of Borrowings to related parties		(400,000)
Yuanwen Xia [Member]
Related Party Transaction [Line Items]
Borrowings from related parties			237,000
Repayment of Borrowings to related parties			(437,000)
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	9,500,000	28,500,000	237,000
Repayment of Borrowings to related parties	(8,661,984)	(28,790,200)	(437,000)
Loans made to related parties			(15,500)
Repayment of loans from related parties			730,000
Shanghai Shenbao [Member]
Related Party Transaction [Line Items]
Loans made to related parties
Repayment of loans from related parties			700,000
Ningbo Shen’an [Member]
Related Party Transaction [Line Items]
Loans made to related parties			(15,500)
Repayment of loans from related parties			¥ 30,000